UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9545

Seligman Time Horizon/Harvester Series, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 9/30/05

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Time Horizon/Harvester Series, Inc.
Schedules of Investments (Unaudited)
September 30, 2005

Seligman Time Horizon 30 Fund
	Shares	Value
Domestic Equity Funds 59.4%
Seligman Capital Fund*	122,008	$2,547,527
Seligman Communications and Information Fund*	68,960	1,856,403
Seligman Frontier Fund*	26,368	339,884
Seligman Growth Fund*	84,786	339,992
Seligman Large-Cap Value Fund	27,889	339,409
Seligman Smaller-Cap Value Fund*Ø	96,469	1,503,951
		6,927,166
Global Equity Funds 40.1%
Seligman Emerging Markets Fund*	111,511	1,213,240
Seligman Global Smaller Companies Fund*	166,440	2,886,069
Seligman International Growth Fund*	43,816	573,990
		4,673,299
Total Investments 99.5%		11,600,465
Other Assets Less Liabilities 0.5%		56,939
Net Assets 100.0%		$11,657,404

Seligman Time Horizon 20 Fund
	Shares	Value
Domestic Equity Funds 62.6%
Seligman Capital Fund*	222,080	$4,637,030
Seligman Communications and Information Fund*	86,822	2,337,248
Seligman Frontier Fund*	53,618	691,136
Seligman Growth Fund*	515,008	2,065,182
Seligman Large-Cap Value Fund	169,598	2,064,008
Seligman Smaller-Cap Value Fund*Ø	177,589	2,768,612
		14,563,216
Global Equity Funds 36.7%
Seligman Emerging Markets Fund*	212,835	2,315,645
Seligman Global Smaller Companies Fund*	225,543	3,910,916
Seligman International Growth Fund*	176,100	2,306,910
		8,533,471
Total Investments 99.3%		23,096,687
Other Assets Less Liabilities 0.7%		173,180
Net Assets 100.0%		$23,269,867

Seligman Time Horizon 10 Fund
	Shares	Value
Domestic Equity Funds 54.6%
Seligman Capital Fund*	278,192	$5,808,649
Seligman Communications and Information Fund*	108,778	2,928,304
Seligman Growth Fund*	644,288	2,583,595
Seligman Large-Cap Value Fund	212,444	2,585,444
Seligman Smaller-Cap Value Fund*Ø	129,418	2,017,627
		15,923,619
Fixed-Income Fund 9.7%
Seligman High-Yield Bond Series	841,258	2,835,039

Global Equity Funds 25.0%
Seligman Emerging Markets Fund*	139,411	1,516,792
Seligman Global Smaller Companies Fund*	166,980	2,895,433
Seligman International Growth Fund*	220,594	2,889,781
		7,302,006
REIT Fund 10.0%
Seligman LaSalle Monthly Dividend Real Estate Fund	304,113	2,898,199

Total Investments 99.3%		28,958,863
Other Assets Less Liabilities 0.7%		209,703
Net Assets 100.0%		$29,168,566

Seligman Harvester Fund
	Shares	Value
Domestic Equity Funds 45.0%
Seligman Capital Fund*	84,104	$1,756,092
Seligman Common Stock Fund*	165,756	1,907,852
Seligman Growth Fund*	517,643	2,075,748
Seligman Large-Cap Value Fund	171,440	2,086,425
		7,826,117
Fixed-Income Funds 29.6%
Seligman High-Yield Bond Series	507,744	1,711,097
Seligman Investment Grade Fixed Income Fund	240,102	1,716,729
Seligman U.S. Government Securities Series	248,751	1,721,357
		5,149,183
Global Equity Fund 10.1%
Seligman International Growth Fund*	133,438	1,748,038

REIT Fund 15.2%
Seligman LaSalle Monthly Dividend Real Estate Fund	276,789	2,637,799

Total Investments 99.9%		17,361,137
Other Assets Less Liabilities 0.1%		14,338
Net Assets 100.0%		$17,375,475

_______________
*	Non-incoming producing security.
Ø	Security paid capital gain distributions in the twelve months ended September 30, 2005.

Organization:— Seligman Time Horizon/Harvester Series, Inc. consists of four separate funds: Seligman Time Horizon 30 Fund, Seligman Time Horizon 20 Fund, Seligman Time Horizon 10 Fund, and Seligman Harvester Fund. Each Fund invests in a combination of Class A shares of other Seligman mutual funds (the “Underlying Funds”).

Security Valuation— Underlying Funds owned by a Fund are valued at their respective net asset values. Securities for which market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. Short-term holdings maturing in 60 days or less are valued at amortized cost.

Tax Information— At September 30, 2005, the cost of investments for federal income tax purposes, and the tax basis net and gross unrealized appreciation and depreciation of portfolio securities were as follows:

		Total Unrealized		Net
Fund	Cost	Appreciation	Depreciation	Appreciation
Time Horizon 30 Fund	$9,289,624	$2,340,498	$29,657	$2,310,841
Time Horizon 20 Fund	19,956,592	3,426,699	286,604	3,140,095
Time Horizon 10 Fund	26,350,147	2,981,076	372,360	2,608,716
Harvester	16,864,282	967,485	470,630	496,855

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN TIME HORIZON/HARVESTER SERIES, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	November 22, 2005

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	November 22, 2005

SELIGMAN TIME HORIZON/HARVESTER SERIES, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.